QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

 Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

OTG LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
13.60%	CORPORATE BONDS

6.82%	ARGENTINA
	Argentina, 5.625%, 1/26/2022	250,000	$130,078
	Banco Hipotecario S.A., 9.750%, 11/30/2020	600,000	532,740
	Buenos Aires, 10.875%, 1/26/2021	200,000	139,500
			802,318

2.55%	BRAZIL
	Braskem Netherlands Finance, 4.500%, 1/10/2028	300,000	299,432

2.52%	CHILE
	Codelco Inc., 3.000%, 9/30/2029	300,000	296,441

1.71%	MEXICO
	Unifin Financiera, 7.375%, 2/12/2026	200,000	200,821

13.60%	TOTAL CORPORATE BONDS		1,599,012

67.49%	COMMON STOCKS

4.41%	ARGENTINA
	Grupo Supervielle S.A. ADR	29,626	109,024
	IRSA Inversiones y Representaciones S.A. ADR	38,575	266,939
	IRSA Propiedades Comerciales S.A. ADR	390	6,533
	Ternium S.A. ADR	3,000	66,000
	YPF Sociedad Anonima	6,000	69,480
			517,976
29.42%	BRAZIL
	Ambev S.A. ADR	52,000	242,320
	Banco Bradesco S.A. ADR	39,900	357,105
	BRF S.A. ADR*	14,000	121,800
	Companhia Brasileira de Distribuicao ADR	16,500	360,855
	Embraer S.A. ADR	25,038	487,991
	Gerdau S.A. ADR	55,000	269,500
	Gol Linhas Aereas Inteligentes S.A. ADR	10,000	180,700
	IRB Brasil Resseguros S.A.	13,000	125,873
	Itau Unibanco Holdings S.A. ADR	55,100	504,165
	PagSeguro Digital Ltd.*	4,500	153,720
	Petroleo Brasileiro S.A. ADR	11,500	183,310
	Suzano Papel e Celul S.A. ADR	10,100	99,384
	Vale S.A. ADR	28,200	372,240
			3,458,963
2.59%	CHILE
	Compania Cervecerias Unidas S.A. ADR	5,234	51,299
	Embotelladora Andina	19,450	56,362
	Enel Americas S.A.	314,000	69,736
	LATAM Airlines Group S.A. ADR	12,466	126,655
			304,052
1.17%	COLUMBIA
	Cementos Argos S.A.	61,000	135,464
	Grupo Aval Acciones y Valores S.A.	6,000	2,665
			138,129
17.43%	MEXICO
	Alpek S.A.B. de C.V.	240,622	265,852
	Arca Continental S.A.B. de C.V.	22,200	117,390
	Banco del Bajio S.A.	88,000	147,400
	Cemex S.A.B. de C.V. ADR	107,900	407,862
	Coca Cola Femsa S.A. ADR	2,500	151,550
	DD3 Acquisition Corp.*	24,752	252,965
	Fibra Uno Administration S.A. de C.V.	78,000	120,831
	Fomento Economico Mexicano S.A.B. de C.V. ADR	13,352	126,172
	Grupo Bimbo S.A.B. de C.V.	34,783	63,339
	Grupo Financiero Banorte S.A.B. de C.V.	15,690	87,671
	Grupo Lala S.A.B. de C.V.	139,000	120,125
	Orbia Advance Corporation S.A.B. de C.V.	88,400	188,512
			2,049,669

OTG LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
8.48%	PERU
	Alicorp S.A.A.	56,125	$155,856
	Credicorp Ltd.	1,790	381,503
	Inretail Peru Corp.	5,566	200,376
	Intercorp	6,265	258,745
			996,480
2.62%	SPAIN
	Banco Santander S.A. ADR	74,553	308,649

1.37%	UNITED STATES
	Cisco Systems, Inc.*	3,350	160,666

67.49%	TOTAL COMMON STOCKS		7,934,584

2.61%	EXCHANGE TRADED FUNDS
	iShares MSCI Brazil ETF	4,500	213,525
	iShares MSCI Chile ETF	2,797	93,224
			306,749

2.61%	TOTAL EXCHANGE TRADED FUNDS		306,749

11.53%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 1.51%**	1,354,895	1,354,895

95.23%	TOTAL INVESTMENTS		11,195,240
4.77%	Other assets, net of liabilities		560,958
100.00%	NET ASSETS		$11,756,198

* Non-income producing

** Effective 7 day yield as of December 31, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,599,012	$—	$1,599,012
Common Stocks	7,934,584	—	—	7,934,584
Exchange Traded Funds	306,749	—	—	306,749
Money Market Funds	1,354,895	—	—	1,354,895
Total Investments	$9,596,228	$1,599,012	$—	$11,195,240

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,147,410 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$503,457
Gross unrealized depreciation	(455,627)
Net unrealized appreciation	$47,830

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.     Description of Exhibit

99.1     Certification of Principal Executive Officer

99.2     Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	February 24, 2020